Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2024	Feb. 15, 2024	Dec. 31, 2023		Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 60,973	$ 29,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability- Private Placement Warrants
Derivative warrant liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury Securities				[1]	356,864,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability- Private Placement Warrants
Derivative warrant liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury Securities				[1]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability- Private Placement Warrants			29,000		7,250
Derivative warrant liabilities	$ 60,973
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury Securities				[1]

[1]	As of December 31, 2023, the entirety of the marketable securities held in the trust account were deposited into the demand deposit account.